[QUARLES & BRADY LLP LETTERHEAD]

                                                       February 5, 2001

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC  20549

     Re:  THE AVALON FUND OF MARYLAND, INC. (THE "REGISTRANT")
          1933 ACT REG. NO. 333-52243
          1940 ACT FILE NO. 811-08773

          CERTIFICATION UNDER RULE 497(J)

Ladies and Gentlemen:

     The undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) with respect to Post-Effective Amendment No. 3 (the "Amendment") to the Registrant's Registration Statement on Form N-1A would not have differed from the Prospectus and Statement of Additional Information included as parts of said Amendment. The Amendment was filed on February 1, 2001, and automatically became effective upon filing pursuant to Rule 485(b).

     Please direct any questions or comments concerning this certification to the undersigned at (414) 277-5309.

                                        Very truly yours,

                                        QUARLES & BRADY LLP


                                        Fredrick G. Lautz

cc:  Mr. John Gakenheimer